EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2011	2012	2013
Net income	$543,966	$620,000	$652,800

Weighted average ordinary shares outstanding (in thousands)	206,917	203,918	195,647

Dilutive effect:
Employee stock options and RSUs (in thousands)	7,005	5,252	3,840

Diluted weighted average ordinary shares outstanding (in thousands)	213,922	209,170	199,487

Basic earnings per ordinary share	$2.63	$3.04	$3.34

Diluted earnings per ordinary share	$2.54	$2.96	$3.27